GENERAL	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1: -	GENERAL

a.
Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the "Company") is a global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive solutions and end-to-end services, powered by its technology. The Company’s portfolio includes a cloud-based satellite network platform, Very Small Aperture Terminals ("VSATs"), amplifiers, high-speed modems, high-performance on-the-move antennas, high power Solid-State Power Amplifiers ("SSPAs"), Block Up Converters ("BUCs") and Transceivers. The Company’s solutions support multiple applications with a full portfolio of products to address key applications including broadband access, cellular backhaul, enterprise, In-Flight Connectivity ("IFC"), maritime, trains, defense and public safety. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and other networks that it installs, mainly based on Build Operate Transfer ("BOT") and Build Own Operate ("BOO") contracts. In these projects, the Company builds telecommunication infrastructure typically using fiber-optic and wireless technologies for the broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

The Company operates in three business segments consisting of Satellite Networks, Integrated Solutions and Network Infrastructure and Services. For additional information, including major customers, geographic and segment information, see Note 10.

b.
The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in product redesign, manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.
The ongoing COVID-19 pandemic continues to have an adverse effect on the Company’sindustry and the markets in which the Company operates. The COVID-19 outbreak significantly impacted the travel and aviation markets in which the Company’s significant IFC customers operate and has resulted in a significant reduction of the Company’s business with some of these customers. The Company has also experienced postponed and delayed orders in certain other areas of its businesses. Further, the guidance of social distancing, lockdowns, quarantines and the requirements to work from home in various key territories such as Israel, Peru, California, Australia, Bulgaria, China and other countries, in addition to greatly reduced travel globally, has resulted in a substantial curtailment of business activities, which has affected and is likely to continue to affect the Company’s ability to conduct fieldwork as well as deliver products and services in the areas where restrictions are implemented by the local government. In addition, certain of the Company’s sales and support teams are unable to travel or meet with customers and the pandemic threat has caused operating, manufacturing, supply chain and project development delays and disruptions, labor shortages, travel and shipping disruptions and shutdowns (including as a result of government regulation and prevention measures). As a result, the Company experienced a significant reduction in business in 2020. Despite the recovery in the Company’s business in 2021 and in the six months ended June 30, 2022, revenues have not yet reached the 2019 level. In the six months ended June 30, 2022 the Company’s revenues were $106,863, compared to $98,169 in the comparable period of 2021 and to $86,040 in the comparable period of 2020. While the Company expects that the adverse effects of COVID-19 will be eased by global vaccination and testing and reduced restrictions on travel, it is still likely to continue to adversely impact the Company by its negative impact on the Company’s ability to generate revenues due to reduced end-market demand from IFC customers, governments and enterprises and the constraints on the Company’s ability to conduct fieldwork leading to order delays and cancellations. Given the current macro-economic environment and the uncertainties regarding the potential impact of COVID-19 and its different variants on the Company’s business, there can be no assurance that Company’s estimates and assumptions used in the measurement of various assets and liabilities in the condensed interim consolidated financial statements will prove to be accurate predictions of the future. If the Company’s assumptions regarding forecasted cash flows are not achieved, it is possible that an impairment review may be triggered and certain assets in the condensed interim consolidated financial statements may be impaired.

COVID-19 related government assistance

Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act") the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. As of June 30, 2022 and December 31, 2021, the Company had a $952 receivable balance from the United States government related to the CARES Act, which is presented within "Other current assets" on the Company's condensed interim consolidated balance sheets. In addition, the Company received additional COVID-19 related credits in different territories in which it operates which were not material to the Company’s condensed interim consolidated financial statements.

d.
Against the backdrop of the military conflict between Russia and the Ukraine and the rising tensions between the U.S. and other countries, on the one hand, and Russia, on the other hand, major economic sanctions and export controls restrictions on Russia and various Russian entities were imposed by the U.S., European Union and the United Kingdom commencing in February 2022, and additional sanctions and restrictions may be imposed in the future. Theses sanctions and restrictions may materially restrict the Company’s business in Russia which mainly includes exports to Russia, which amounted to revenues of approximately $2,200 and $2,600 in the six months ended June 30, 2022 and 2021, respectively, and $6,300 in the year ended December 31, 2021, and may delay or prevent the Company from collecting funds and perform money transfers from Russia. While the Company’s business in Russia is limited in scope and not material to the Company’s operations, these restrictions may cause a reduction of the Company’s sales and impact our financial results. In addition, The Company receives manufacturing services from a global manufacturer’s facility in the Ukraine. While the manufacturer assured the Company that the operations of the plant have not been interrupted by the current military situation and has a recovery plan in place, there is no assurance that negative developments in the area in the future will not disrupt and materially adversely affect the Company’s business.